Iowa Public Agency Investment Trust Diversified Fund

Comprehensive Annual Financial Report

Iowa Public Agency Investment Trust Direct Government Obligation Fund

Comprehensive Annual Financial Report

For the Fiscal Year

Ended June 30, 2001 www.ipait.org

Prepared by the

Iowa Public Agency Investment Trust

Board of Trustees

Table of Contents

INTRODUCTORY SECTION

Letter from the Chair 3

Management Report 6

Board of Trustees 7

Service Providers 8

Organizational Chart 10

Certificate of Achievement 11

FINANCIAL SECTION

Diversified Portfolio:

Independent Auditor's Report 12

Financial Statements 13

Financial Highlights 16

Notes to Financial Statements 17

Direct Government Obligation Portfolio:

Independent Auditor's Report 19

Financial Statements 20

Financial Highlights 22

Notes to Financial Statements 23

INVESTMENT SECTION

Fund Facts Summary 25

Diversified Fund Facts 25

Direct Government Obligation Fund Facts 25

Diversified Fund and Direct Government Obligation Fund 26

Introduction 26

Risk Profile 28

Performance Summary 29

Past Fiscal Year Economic Summary 30

Economic Outlook for Fiscal Year 2001 30

IPAIT Investment Policy 31

STATISTICAL SECTION

Growth in Fund Units - Diversified Fund and DGO Fund 38

Monthly Comparative Yields - Diversified Fund and DGO Fund 39

Annual Comparative Yields - Diversified Fund and DGO Fund 40

Annual Net Investment Income - Diversified Fund and DGO Fund 40

Glossary of Investment Terms 41

Introductory Section

August 30, 2001

Dear Fellow IPAIT Participants:

The Iowa Pubic Agency Investment Trust (IPAIT) is pleased to submit to you this Diversified Fund Comprehensive Annual Financial Report and the Direct Government Obligation (DGO) Fund Comprehensive Annual Financial Report, both for the fiscal year ended June 30, 2001. This, IPAIT's fourteenth year of serving participant needs, has been another excellent year of operation for the IPAIT Diversified and DGO Funds.

Investment Policies and Strategies

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to safely and effectively invest their available operating and reserve funds. Both the Diversified and DGO portfolios have followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception and were registered with the Securities and Exchange Commission (SEC) in accordance with 17 C.F.R. Section 270.2a-7 in May 1993. The Diversified Fund and the DGO Fund were among the first local government investment pools in the country to do so and have been formally regulated by the SEC since that time.

IPAIT's Investment Policy is reproduced elsewhere in this CAFR. The program's Investment Policy guides all investment decisions and operating frameworks.

Investment Safeguards

Both Funds continue to be focused upon their investment objectives as stated in the IPAIT Investment Policy found elsewhere in this report. These goals, in order of priority are safety of invested principal, followed by maintenance of adequate liquidity, followed by evaluation of available yield. Within these objectives, each Fund strives to provide participants with the best available rates of return for legally authorized investments. All security settlements within either portfolio are settled on a delivery-versus-payment (DVP) basis. DVP settlements greatly reduce the possibility of inappropriate transmission of funds or securities.

Reliability of Investment Section

All commentary and displays in the Investment Section were prepared by IPAIT's service providers, Investors Management Group (IMG), acting as the program's Investment Adviser and Administrative Services Provider and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the program's Custodian and Bank Trust Services provider. Each of these entities has provided their respective services to the IPAIT program since the program's inception in 1987. All services provided by IPAIT to participants are subject to rigorous and regular verification between these two institutional providers. All data presented represents the combined work product of IMG and Wells Fargo.

Schedule of Operations

For FY 00/01 and 99/00, total interest earned, total operating expenses and net investment income for the IPAIT Diversified Fund and the Direct Government Obligation Fund were as follows:

Interest Earned Expenses Net Investment Income

Diversified Fund

FY 00/01 $14,889,152 $1,433,511 $13,455,641

FY 99/00 12,205,834 1,204,371 11,001,463

Direct Government

Obligation Fund

FY 00/01 $ 3,578,957 $362,748 $3,216,209

FY 99/00 3,577,873 378,211 3,199,662

There were no significant changes in operation from one fiscal period to the next. Each program operates pursuant to Service Provider agreements for all aspects of program operation. Every agreement specifies the fees to be charged for each component of IPAIT services and was in place for both fiscal periods.

Financial and operating highlights from this past year include:

Receipt of a fourth consecutive Certificate of Achievement for Excellence in Financial Reporting by the Government Finance Officers Association (GFOA).

Average combined daily investments in the Diversified and DGO portfolios of $318,374,318 up from $277,400,998 last fiscal year.

Placement of 163 portfolio certificates of deposit in Iowa financial institutions, by the Diversified Fund representing over $156,120,000.

An authorized membership total of 387 public bodies for each Fund, an increase of eighteen over the previous period representing 179 municipalities, 78 counties, 87 municipal utilities and 43 other eligible public agencies.

Use of the program's cash management services continued to serve a record number of participants throughout the period. Total funds invested in the program's investment alternatives reached a combined high for the fiscal year of $522,374,601 on May 2, 2001.

This report was prepared in its entirety by the Iowa Public Agency Investment Trust and its various service providers. We take full responsibility for the accuracy of the data and the completeness and fairness of the financial statements, supporting schedules, investment performance statistics and comparisons and various statistical tables found throughout the report.

Comprehensive Annual Financial Report Format and Contents

The report is presented in four sections as follows:

Introductioncontains the Table of Contents, Letter of Transmittal, Management Report, IPAIT Organizational Chart and a listing of the IPAIT Board of Trustees and service providers.

Financialcontains the Diversified Fund and DGO Fund financial statements and the report of independent auditors, KPMG LLP.

Investmentcontains a comprehensive discussion of each Fund's investment performance and operations including the following:

Fund Facts a summary of IPAIT's Diversified Fund and DGO Fund investment strategy, individual fund performance comparison to other registered money market fund performance benchmarks including the IBC Financial Data Money Fund Index, and an Economic Environment Overview for the past fiscal year;

Complete Portfolio Characteristics portfolio composition and summaries for each Fund to include portfolio ownership analysis, weighted-average maturity illustrations and comparisons, maturity analysis, portfolio distribution by security type, historical portfolio asset growth; and

The IPAIT Diversified Fund and DGO Fund Investment Policy.

Both the IPAIT Diversified Fund and the DGO Fund are registered money market funds operated in conformance with SEC Rule 2a-7 and follow established SEC money market fund reporting requirements.

Statisticalincludes trend data for the past five years for various program operating components, including total net asset value for each Fund by type of participant, monthly and annual yield highlights and comparisons, Summary of Operations, and a glossary of investment terms.

The Government Finance Officers Association of the United States and Canada (GFOA) awarded a fourth consecutive Certificate of Achievement for Excellence in Financial Reporting to the Iowa Public Agency Investment Trust for its comprehensive annual financial report (CAFR) for the fiscal year ended June 30, 2000. The Certificate of Achievement is a prestigious national award recognizing conformance with the highest standards for preparation of state and local government financial reports.

In order to be awarded a Certificate of Achievement, a government unit must publish an easily readable and efficiently organized Comprehensive Annual Financial Report (CAFR), whose contents conform to program standards. The CAFR must satisfy both generally accepted accounting principles and applicable legal requirements.

A Certificate of Achievement is valid for a period of one year only. We believe our current report continues to conform to the Certificate of Achievement program requirements, and we are submitting it to the GFOA.

Both the IPAIT Diversified Fund and the DGO Fund anticipate complying with Governmental Accounting Standards Board (GASB) Statement number 34 when compliance is mandated according to GASB implementation schedule. Since total annual revenues for the program vary from period to period according to funds invested and prevailing interest rates, at current interest rates implementation is projected for the period beginning after June 15, 2003.

On behalf of IPAIT's Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust and encourage you to contact us with comments and suggestions regarding the operation of the program.

As we begin fiscal year 2001/02, IPAIT will continue to expand services provided by IPASonline, IPAIT's proprietary Internet-based Participant Accounting System. We collectively pledge to continue working together to provide a safe source of interest income for every participant and to provide helpful, convenient cash management related information.

Respectfully,

Robert Hagey

Chair, Board of Trustees

Iowa Public Agency Investment Trust

Management Report

TO IPAIT PARTICIPANTS:

While IPAIT's Diversified Fund and DGO Fund financial statements and the related financial data contained in these Comprehensive Annual Financial Reports have been prepared in conformity with generally accepted accounting principles and have been audited by IPAIT's Independent Auditor, KPMG LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees. To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the program's service providers and legal counsel to review all aspects of IPAIT performance each month. The Board of Trustees meets quarterly to similarly review program performance and compliance. In addition, IPAIT is regularly subjected to a comprehensive review of all services and costs of operation by the IPAIT Board of Trustees. This year's Comprehensive Annual Financial Report (CAFR) will be submitted to the Government Finance Officers Association (GFOA) for consideration for a Certificate of Achievement for Excellence in Financial Reporting following receipt of a fourth consecutive Certificate of Achievement for the fiscal year 1999-2000 CAFR.

In the Board's opinion, IPAIT's internal controls are adequate to ensure that the financial information in this report presents fairly the IPAIT Diversified Fund and the IPAIT Direct Government Obligation (DGO) Fund operations and financial condition.

Sincerely,

Robert Haug

Secretary, Board of Trustees

Iowa Public Agency Investment Trust

Board of Trustees

Mr. Robert Hagey Mr. Tom Hanafan Mr. Don Kerker Ms. Arlys Hannam

Treasurer Mayor Director of Finance City Clerk

Sioux County Courthouse City Hall Muscatine Power and Water 1512 7th St.

210 Central Avenue, SW 209 Pearl Street 3205 Cedar Street Coralville, IA 52241

P.O. Box 70 Council Bluffs, IA 51503 Muscatine, IA 52761 (319) 351-1266

Orange City, IA 51041 (712) 328-4601 (319) 262-3303 Fax: (319) 351-5915

Fax: (712) 737-2537 Fax: (712) 328-2137 Fax: (319) 262-3315

Mr. Jody Smith Mr. Jim Arenholtz Mr. Floyd Magnusson Mr. Paul Oldham Ms. Diane Kiefer

Finance Director Office Manager Supervisor Office Manager County Treasurer

City of West Des Denison Municipal Utility Webster County Courthouse Algona Municipal Utilities Wapello County

Moines 16th & 5th Avenue South 703 Central Avenue 104 West Call 101 West 4th St

P.O. Box 65320 P.O. Box 518 Ft. Dodge, IA 50501 P.O. Box 10 Ottumwa, IA 52501

West Des Moines, IA Denison, IA 51442 (515) 573-7175 Algona, IA 50511 (641)683-0040

(515) 222-3600 (712) 263-4154 Fax: (515) 573-8228 (515) 295-3584 Fax: (641)683-0053

Fax: (515) 222-3640 Fax: (712) 263-8767 Fax: (515) 2963364

In addition to the IPAIT board of Trustees above, the Executive Directors of the Iowa League of Cities, Iowa State Association of Counties and the Iowa Association of Municipal Utilities serve as Ex-Officio Members of the IPAIT Board.

Robert Haug William Peterson Thomas Bredeweg

Executive Director, Executive Director, Executive Director,

Iowa Association of Iowa State Association Iowa League of Cities

Municipal Utilities and of Counties and IPAIT and IPAIT Treasurer to

IPAIT Secretary to the Assistant Secretary to the Board

Board the Board

Service Providers

Sponsoring Associations

IOWA

ASSOCIATION OF MUNICIPAL

UTILITIES

Iowa Association of Municipal Utilities

1735 NE 70th Avenue

Ankeny, IA 50021-9353

Robert Haug, Executive Director

bhaug@iamu.org

515-289-1999

Iowa League of Cities

317 Sixth Avenue

Suite 1400

Des Moines, IA 50309

Thomas G. Bredeweg, Executive Director

tombredeweg@iowaleague.org

515-244-7282

Iowa State Association of Counties

701 East Court Avenue

Des Moines, IA 50309

William R. Peterson, Executive Director

bpeterson@iowacounties.org

515-244-7181

 Service Providers (Cont.)

Investment Adviser-Administrator

Investors Management Group

2203 Grand Avenue

Des Moines, IA 50312

Mark McClurg 515-491-5252

mmcclurg@amcore.com

Kathryn Beyer 515-245-9523

kbeyer@amcore.com

Paul Kruse 515-245-9532

pkruse@amcore.com

Custodian and Bank

Trust Services Provider

Wells Fargo and Company

666 Walnut, P.O. Box 837

Des Moines, IA 50304

Bruce Kielhorn 515-245-3200

bruce.l.kielhorn@wellsfargo.com

Anita Tracy 515-245-3413

anita.tracy@wellsfargo.com

Legal Counsel

Ahlers, Cooney, Dorweiler, Haynie, Smith & Allbee, P.C.

Ahlers, Cooney, Dorweiler, Haynie, Smith & Allbee, P.C.

100 Court Avenue, Suite 600

Des Moines, IA 50309

Edgar Bittle 515-246-0312

ebittle@ahlerslaw.com

Elizabeth Grob 515-246-0305

egrob@ahlerslaw.com

Independent Auditor

KPMG LLP

2500 Ruan Center

Des Moines, IA 50309

Organization Chart

IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)

Diversified Fund and

Direct Government Obligation Fund

Administration Flow Chart

Financial Section

 Independent Auditors' Report

The Board of Trustees and Unitholders

Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Diversified Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2001, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2001, and the results of its operations for each of the years in the five-year period then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

Des Moines, Iowa

July 13, 2001

Financial Statements
Iowa Public Agency Investment Trust -- Diversified Portfolio
Statement of Net Assets -- June 30, 2001
(Showing Percentage of Net Assets)

Yield at
Par	Time of	Amortized
Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 14.52%
$10,000,000	Federal National Mortgage Association, Discount Note	4.70%	07/05/01	$9,994,900
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	4.24%	07/26/01	9,971,250
10,000,000	Federal Agricultural Mortgage Corporation, Discount Note	4.25%	08/01/01	9,964,264
5,005,000	Federal National Mortgage Association, Discount Note	4.27%	02/07/02	4,879,950
3,803,000	Federal National Mortgage Association, Discount Note	4.27%	03/23/02	3,688,269
TOTAL (cost -- $38,498,633)	$38,498,633

COUPON SECURITIES -- 51.96%
$1,476,000	Federal Farm Credit Bank, 5.875%	4.79%	07/02/01	$1,476,041
7,500,000	Student Loan Marketing Association, Variable Rate, 6.30%*	6.68%	07/02/01	7,500,000
15,000,000	Federal National Mortgage Association, 6.80%	4.75%	07/12/01	15,008,867
9,945,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.17%	07/25/01	9,944,994
3,705,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.21%	07/25/01	3,704,988
5,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.19%	07/26/01	5,000,016
10,000,000	Federal National Mortgage Association, 6.64%	4.26%	09/18/01	10,049,765
13,750,000	Student Loan Marketing Association, Variable Rate, 3.95%*	4.05%	10/18/01	13,752,447
6,000,000	Student Loan Marketing Association, Variable Rate, 3.95%*	6.87%	10/24/01	6,000,000
5,000,000	Federal Home Loan Bank, 6.24%	4.08%	11/21/01	5,041,028
2,600,000	Federal Home Loan Bank, 4.08%	3.96%	12/06/01	2,601,181
4,950,000	Student Loan Marketing Association, Variable Rate, 3.89%*	4.06%	12/12/01	4,950,598
9,000,000	Federal Home Loan Bank, 6.08%	4.07%	12/14/01	9,079,820
5,000,000	Federal National Mortgage Association, 6.40%	3.99%	12/21/01	5,055,442
1,260,000	Federal Home Loan Bank, 5.12%	4.08%	01/16/02	1,266,838
3,000,000	Federal Home Loan Bank, 4.875%	4.06%	01/22/02	3,013,146
3,000,000	Federal National Mortgage Association, 6.54%	4.09%	02/01/02	3,041,625
5,425,000	Federal Home Loan Bank, 5.00%	4.27%	02/04/02	5,447,577
1,545,000	Federal National Mortgage Association, 7.50%	4.27%	02/11/02	1,574,628
1,100,000	Federal National Mortgage Association, 7.50%	3.77%	02/11/02	1,124,486
7,500,000	Federal National Mortgage Association, 5.25%	5.25%	02/21/02	7,500,000
5,000,000	Federal National Mortgage Association, 5.25%	5.25%	02/21/02	5,000,000
6,000,000	Federal Home Loan Bank, 7.00%	4.28%	02/25/02	6,102,952
2,444,000	Federal National Mortgage Association, 5.375%	4.03%	03/15/02	2,466,516
2,000,000	Federal Home Loan Mortgage Corporation, 6.75%	4.13%	04/18/02	2,037,791
TOTAL (cost -- $137,740,746)	$137,740,746

CERTIFICATES OF DEPOSIT -- 6.74%
$250,000	Citizens Bank, Sac City	7.38%	07/05/01	$250,000
1,000,000	Peoples State Bank, Elkader	6.07%	07/05/01	1,000,000
400,000	Exchange Bank, Collins	6.00%	07/09/01	400,000
400,000	Exchange Bank, Collins	6.00%	07/09/01	400,000
1,000,000	St. Ansgar State Bank, St. Ansgar	7.38%	07/10/01	1,000,000
1,500,000	Valley State Bank, Eldridge	6.00%	07/16/01	1,500,000
500,000	Farmers State Bank, Hawarden	5.00%	07/16/01	500,000
250,000	Tri County Bank & Trust, Cascade	5.75%	07/31/01	250,000
1,000,000	Liberty Bank, Arnolds Park	4.40%	08/07/01	1,000,000
500,000	First Federal Bank, Newton	5.75%	08/10/01	500,000
500,000	Citizens Bank, Sac City	5.75%	08/13/01	500,000
250,000	Premier Bank, Rock Valley	5.50%	08/27/01	250,000
1,000,000	Union State Bank, Winterset	4.25%	08/28/01	1,000,000
500,000	First National Bank, Fairfield	5.25%	09/05/01	500,000
750,000	State Savings Bank, Baxter	7.38%	09/07/01	750,000
250,000	Citizens Bank, Sac City	4.13%	09/17/01	250,000
500,000	Farmers State Bank, Hawarden	3.88%	09/24/01	500,000
1,000,000	Peoples Savings Bank, Elma	7.38%	11/19/01	1,000,000
450,000	Community Bank, Preston	4.13%	12/10/01	450,000
1,000,000	Union State Bank, Winterset	4.13%	12/17/01	1,000,000
500,000	First American Bank, Ames	6.75%	12/19/01	500,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/16/02	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/22/02	250,000
250,000	State Savings Bank, Baxter	6.00%	01/22/02	250,000
500,000	Valley State Bank, Eldridge	5.38%	03/19/02	500,000
200,000	Maxwell State Bank, Maxwell	4.75%	04/23/02	200,000
900,000	First State Bank, Ida Grove	4.40%	05/29/02	900,000
1,000,000	St. Ansgar State Bank, St. Ansgar	4.40%	06/07/02	1,000,000
1,000,000	Liberty Bank, Arnolds Park	4.40%	06/11/02	1,000,000
TOTAL (cost -- $17,850,000)	$17,850,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 26.21%
$34,742,000	Merrill Lynch, Repurchase Agreement	4.00%	07/02/01	$34,742,000
34,741,000	UBS Warburg, Repurchase Agreement	4.00%	07/02/01	34,741,000
TOTAL (cost -- $69,483,000)	$69,483,000

TOTAL INVESTMENTS -- 99.43% (cost -- $263,572,379)	$263,572,379

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .57%
(Includes $69,521 payable to IMG and $860,769
dividends payable to unitholders)	$1,518,440

NET ASSETS -- 100%
Applicable to 265,090,819 outstanding units	$265,090,819

NET ASSET VALUE:	$1.00
Offering and redemption price per unit ($265,090,819
divided by 265,090,819 units outstanding)

*Denotes floating rate investment with interest rate as of June 30, 2001
Iowa Public Agency Investment Trust
Statements of Operations -- Diversified Portfolio
For the Years Ended June 30,

2001	2000	1999	1998	1997
INVESTMENT INCOME:
Interest	$14,889,152	$12,205,834	$10,089,384	$10,298,218	$11,734,493

EXPENSES:
Investment advisory, administrative,
and program support fees	799,428	675,117	626,204	585,147	675,479
Custody and bank trust services fees	314,294	263,064	242,699	225,456	264,103
Distribution fees	255,831	212,952	196,000	181,630	213,836
Other fees and expenses	63,958	53,238	49,000	45,407	53,457

Total Expenses	1,433,511	1,204,371	1,113,903	1,037,640	1,206,875

NET INVESTMENT INCOME	$13,455,641	$11,001,463	$8,975,481	$9,260,578	$10,527,618

Iowa Public Agency Investment Trust
Statements of Changes in Net Assets -- Diversified Portolio
For the Years Ended June 30,

2001	2000
From Investment Activities:
Net investment income
distributed to unitholders	$13,455,641	$11,001,463

From Unit Transactions:
(at constant net asset value of $1
per unit)
Units sold	$1,024,909,713	$1,032,835,341
Units issued in reinvestment
of dividends from net
investment income	13,455,641	11,001,463
Units redeemed	(989,734,365)	(1,015,935,810)
Net increase (decrease) in net assets
derived from unit transactions	48,630,989	27,900,994

Net assets at beginning of period	216,459,830	188,558,836

Net assets at end of period	$265,090,819	$216,459,830
Iowa Public Agency Investment Trust -- Diversified Portfolio

Selected Data for Each Unit of Portfolio
Outstanding Through Each Period Ended June 30,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.053	0.051	0.046	0.051	0.049
Dividends Distributed	(0.053)	(0.051)	(0.046)	(0.051)	(0.049)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.34%	5.13%	4.61%	5.10%	4.92%
Ratio of Expenses to Average Net Assets	0.56%	0.57%	0.57%	0.57%	0.56%
Ratio of Net Income to Average Net Assets	5.34%	5.13%	4.61%	5.10%	4.92%
Net Assets, End of Period (000 Omitted)	$265,091	$216,460	$188,559	$177,019	$199,049

Notes to Financial Statements

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor, Administrator and Program Support Provider.

The preparation of financial statements in conformity with accounting

Principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio. Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 2001, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a market value of $70,879,675.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs.

IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the year ended June 30, 2001 the Diversified Portfolio paid $799,428 to IMG for services provided.

Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Wells Fargo also receives .075 percent of the average daily net asset value for bank trust services. For the year ended June 30, 2001, the Diversified Portfolio paid $314,294 to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 2001, the Diversified Portfolio paid $138,513 to the Iowa League of Cities, $81,155 to the Iowa State Association of Counties, and $36,163 to the Iowa Association of Municipal Utilities. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $27,088,439,047 for the year ended June 30, 2001. Proceeds from maturities of securities for the Diversified Portfolio aggregated $27,040,575,602 for the year ended June 30, 2001.

Independent Auditors' Report

The Board of Trustees and Unitholders

Iowa Public Agency Investment Trust:

We have audited the accompanying statement of net assets of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust (the Portfolio) as of June 30, 2001, and the related statements of operations for each of the years in the five-year period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust as of June 30, 2001, and the results of its operations for each of the years in the five-year period then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Des Moines, Iowa

July 13, 2001

Financial Statements
Iowa Public Agency Investment Trust -- Direct Government Obligation
Statement of Net Assets -- June 30, 2001
(Showing Percentage of Net Assets)

Yield at
Par	Time of	Amortized
Value	Description	Purchase	Due Date	Cost

COUPON SECURITIES -- 30.31%
$1,614,000	Treasury Coupon Receipt (TIGER), 0.00%	5.39%	08/15/01	$1,603,512
2,000,000	Treasury Coupon Receipt (TIGER), 0.00%	5.39%	08/15/01	1,986,992
1,101,452	Israel Trust, 9.25%	4.04%	11/15/01	1,122,335
5,000,000	Treasury Zero Coupon, 0.00%	3.97%	11/15/01	4,927,591
1,000,000	Treasury Coupon Receipt (TIGER), 0.00%	4.04%	11/15/01	985,259
1,098,000	Treasury Coupon Receipt (TIGER), 0.00%	4.04%	11/15/01	1,081,815
2,031,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	1,980,841
2,748,000	Treasury Coupon Receipt (TIGER), 0.00%	4.05%	02/15/02	2,680,133
1,857,000	Treasury Bearer Coupon Conversion, 0.00%	4.05%	02/15/02	1,811,138
TOTAL (cost -- $18,179,616)	$18,179,616

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 69.99%
$41,977,000	Merrill Lynch, Repurchase Agreement	3.90%	07/02/01	$41,977,000
TOTAL (cost -- $41,977,000)	$41,977,000

TOTAL INVESTMENTS -- 100.30% (cost -- $60,156,616)	$60,156,616

EXCESS OF TOTAL LIABILITIES OVER OTHER ASSETS -- (.30%)
(Includes $16,650 payable to IMG and $174,658
dividends payable to unitholders)	($180,955)

NET ASSETS -- 100%
Applicable to 59,975,661 outstanding units	$59,975,661

NET ASSET VALUE:	$1.00
Offering and redemption price per unit ($59,975,661
divided by 59,975,661 units outstanding)
Iowa Public Agency Investment Trust
Statements of Operations -- Direct Government Obligation Portfolio
For the Years Ended June 30,

2001	2000	1999	1998	1997
INVESTMENT INCOME:
Interest	$3,578,957	$3,577,873	$3,815,354	$3,039,348	$3,033,698

EXPENSES:
Investment advisory, administrative,
and program support fees	206,391	215,189	250,664	179,822	184,323
Custody and bank trust services fees	78,179	81,511	94,949	68,114	69,984
Distribution fees	62,543	65,209	75,959	54,491	55,987
Other fees and expenses	15,635	16,302	18,990	13,624	13,998

Total Expenses	362,748	378,211	440,562	316,051	324,292

NET INVESTMENT INCOME	$3,216,209	$3,199,662	$3,374,792	$2,723,297	$2,709,406

Iowa Public Agency Investment Trust
Statements of Changes in Net Assets -- Direct Government Obligation Portfolio
For the Years Ended June 30,

2001	2000
From Investment Activities:
Net investment income
distributed to unitholders	$3,216,209	$3,199,662

From Unit Transactions:
(at constant net asset value of $1
per unit)
Units sold	$38,973,268	$12,830,497
Units issued in reinvestment
of dividends from net
investment income	3,216,209	3,199,662
Units redeemed	(27,580,206)	(58,260,150)
Net increase in net assets
derived from unit transactions	14,609,271	(42,229,991)

Net assets at beginning of period	45,366,390	87,596,381

Net assets at end of period	$59,975,661	$45,366,390
Iowa Public Agency Investment Trust -- Direct Government Obligation Portfolio

Selected Data for Each Unit of Each Portfolio
Outstanding Through Each Period Ended June 30,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.052	0.050	0.044	0.050	0.048
Dividends Distributed	(0.052)	(0.050)	(0.044)	(0.050)	(0.048)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.16%	4.98%	4.43%	4.98%	4.84%
Ratio of Expenses to Average Net Assets	0.58%	0.58%	0.58%	0.60%	0.58%
Ratio of Net Income to Average Net Assets	5.16%	4.98%	4.43%	4.98%	4.84%
Net Assets, End of Period (000 Omitted)	$59,976	$45,366	$87,596	$82,865	$58,826

Notes to Financial Statements

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor, Administrator, and Program Support Provider.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 2001, the securities purchased under overnight agreements to resell were collateralized by government securities with a market value of $42,819,008.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs.

IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the year ended June 30, 2001 the Direct Government Obligation Portfolio paid $206,391 to IMG for services provided.

Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Wells Fargo also receives .075 percent of the average daily net asset value for bank trust services. For the year ended June 30, 2001, the Direct Government Obligation Portfolio paid $78,179 to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the year ended June 30, 2001, the Direct Government Obligation Portfolio paid $55,860 to the Iowa League of Cities and $6,683 to the Iowa Association of Municipal Utilities. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Direct Government Obligation Portfolio aggregated $14,106,364,476 for the year ended June 30, 2001. Proceeds from maturities of securities for the Direct Government Obligation Portfolio aggregated $14,091,752,325 for the year ended June 30, 2001.

Investment Section

Fund Facts Summary

diversified Fund Facts

as of June 30, 2001

Investment Strategy/Goals: To provide a safe, liquid, effective investment alternative for the operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized marketable securities.

Date of Inception: November 13, 1987

Total Net Assets: $265 million

Benchmarks: IBC U.S. Government & Agencies Money Fund Report Index, Iowa Code Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

Performance Objective: To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities, certificates of deposit in Iowa financial institutions and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser:

Investors Management

Group

Management Fees:

Fifteen basis

points (0.15%)

Total Expense Ratio:

Fifty-six basis

points (0.56%)

direct government obligation (dgo) Fund Facts

as of June 30, 2001

Investment Strategy/Goals: To provide a safe, liquid, effective investment alternative for the bond proceeds, operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies that are limited to investment in only direct obligations of the U.S. government by jointly investing participant funds into a professionally managed portfolio of short-term, eligible marketable securities.

Date of Inception: September 1, 1988

Total Net Assets: $60 million

Benchmarks: IBC U.S. Treasury & Repo Money Fund Report Index, Iowa Code Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

Performance Objective: To provide the highest level of income from investment in a portfolio of U.S. government securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

Investment Adviser: Investors Management Group

Management Fees: Fifteen basis points (0.15%)

Total Expense Ratio: Fifty-eight basis points (0.58%)

Diversified Fund and

Direct Government Obligation Fund

investment results review

Fiscal Year Ended June 30, 2001

Introduction

The Diversified Fund and the Direct Government Obligation (DGO) Fund are each short-term investment pools of high-quality money market instruments. Each pool has been registered since May of 1993 with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. Each is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7). Each pool complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception until formal registration in 1993. There are no published Association for Investment Management and Research (AIMR) standards that apply to the operation of registered money market funds, so neither Fund qualifies for AIMR compliance.

The Diversified Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities, certificates of deposit issued by Iowa financial institutions and perfected repurchase agreements, the latter collateralized by U.S. government and federal agency securities. The Diversified Fund is typically used for the investment of all public funds subject to the Iowa public funds statutory provisions invested by a participant unless other participant-specific investment restrictions exist.

The DGO Fund is identical in every respect to the Diversified Fund except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations. The DGO Fund is typically used to invest those public funds of a participant that are subject to more stringent investment restrictions than those provided by Iowa public funds statutes, for example bond proceeds whose investment alternatives may be limited to the types of securities found in the DGO Fund.

The investment objective of both the Diversified Fund and the DGO Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants' daily cash flow needs. As a general policy, all purchased securities will be held until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments. Summaries of all security trades for each Fund are regularly provided monthly to the IPAIT Board of Trustees for review.

Both portfolios have been managed by Investors Management Group, IPAIT's Des Moines, Iowa based investment adviser, since inception. Aggregate cash flows for each Fund are monitored daily and compared to respective Fund cash flow patterns of previous periods. Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been generally repetitive. Fourteen years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

Both the Diversified Fund and the DGO Fund follow a fundamental strategy of investing when interest rates rise and fund cash flows provide liquidity for purchases. In addition, the Diversified Fund actively monitors rates offered by Iowa financial institutions for public funds certificates of deposit. Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.

To assure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted-average-maturity (WAM) of both the Diversified Fund and the DGO Fund. Each Fund's WAM is similarly compared to the IBC Financial Data average for all registered money market funds. Presented in the previous column is the WAM for each Fund as compared to the IBC Financial Data average for all similar registered money market funds for the fiscal period.

Each Fund accrues interest income daily and pays accrued income monthly to participant accounts. Interest is paid on the first business day of the month following accrual. Daily income amounts are calculated by the amortized cost method. Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized on a straight-line basis to maturity.

The IPAIT Administrator-Adviser values each Fund's portfolio weekly at current market value, based upon actual market quotations. Each Fund's current market valuation is compared to that Fund's current amortized cost basis. In accordance with the established operating parameters of Rule 2a-7 and IPAIT's internal controls and procedures, any deviation in net asset value based upon available market quotations from each Fund's $1.00 amortized cost per unit is carefully monitored. Deviations may never exceed 0.5 percent and historically have never exceeded 0.1 percent. Illustrated on the previous page are the amortized cost versus market value per unit comparisons for the past three fiscal years for each Fund.

The Diversified Fund's investment performance is regularly compared to three established benchmarks, the IBC Financial Data average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities, the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state. The DGO Fund is similarly compared to the IBC Financial Data average rate for all Rule 2a-7 money market funds that invest in only direct obligations of the U. S. government as well as the Iowa Code Chapter 74A rates for 32-89 and 90-179 day certificates of deposit.

The Iowa Code Chapter 74A rates are distributed monthly by the state Treasurer's office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits. While a public body must commit funds for minimum periods of time to access Chapter 74A rates, IPAIT's Diversified Fund and DGO Fund typically offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

Risk Profile

Both the Diversified Fund and the DGO Fund are low in risk profile. Both Funds limit portfolio investments to:

1. No single portfolio investment may exceed 365 days to maturity and

2. The weighted average maturity (WAM) may never exceed 90 days.

In addition to the above investment maturity restrictions common to both Funds, the

Diversified Fund limits itself to U.S. government and federal agency securities, perfected repurchase agreements collateralized by U.S. government and federal agency securities and Iowa financial institution certificates of deposit. The DGO Fund further limits itself to only direct obligations of the U. S. government and perfected repurchase agreements collateralized by direct obligations of the U.S. government. This combination of short average maturities and extremely high-quality credit instruments provides eligible Iowa public funds investors with a safe, effective investment alternative.

As noted previously, both the Diversified Fund and the DGO Fund carefully limit themselves to high credit-quality securities. In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position each Fund's WAM to take advantage of projected interest rate environments. Anticipation of a rising yield curve throughout the fiscal period brought about by the Federal Reserve Board's series of overnight rate increases resulted in a gradually declining WAM for the Diversified Fund. The DGO Fund experienced a moderately increasing WAM as rising rates brought about a positive yield curve that had not existed prior to the overnight rate increases.

As the Diversified Fund identified Iowa financial institution certificates of deposit that offered attractive investment opportunities, funds were invested in term securities that tended to keep the Diversified Fund WAM comparable to the industry index. A lack of similar investment opportunities for the DGO Fund resulted in a substantially shorter WAM for the period.

It is important to note that portfolio liquidity needs for the program must control evaluation of alternative portfolio management opportunities at all times. If historical cash flow analysis indicates that participants will need to withdraw funds in the aggregate, material extension of either Fund's portfolio is not a viable alternative.

Participation membership by affiliation concentration for both the Diversified and DGO Portfolios are illustrated in the following graph.

Performance Summary

For the one-year period ended June 30, 2001, the Diversified Fund and DGO Fund reported a ratio of net income to average net assets of 5.34 percent and 5.16 percent respectively, net of all operating expenses. These figures exceeded the IBC Indices for each Fund, which returned 5.22 percent and 5.06 percent respectively for the fiscal period.

Although both the Diversified Fund and the DGO Fund are liquidity pools, their performance over time has consistently exceeded the IBC Index as illustrated below.

Also illustrated below are the historical returns for both the Diversified Fund and the DGO Fund for the most recent one, three and five year periods.

Past Fiscal Year Economic Summary

U.S. consumers began the decade of the new millennium cautiously. One year earlier, Federal policy makers were singularly focused on the need to contain the U.S. economy from "irrational exuberance". The concern that rampant consumer confidence might overheat the domestic economy was but a dim memory as we concluded FY 2000-2001.

The short-term interest rate environment reflected that dramatic turnaround in economic policy overview. The Federal Funds rate began FY 2000-2001 at 6.5 percent. A series of aggressive rate cuts to stimulate what now appeared to be a rapidly slowing economy left that figure at 3.75 percent as of June 30, 2001, a decrease of over forty percent in investment return. This series of easings was aggressively initiated in January with a total of six rate cuts before the fiscal period ended.

The triple threat of stifling short-term interest rates, soaring energy prices coupled with severe winter weather and the uncertainty surrounding the presidential election began to rapidly slow the economy. The Fed began to quickly and significantly reduce the Fed Funds rate to bolster what had only one year earlier appeared to be a potentially overheating economy. What a difference a year makes!

Economic Outlook for Fiscal Year 2002

Most prognosticators are still questioning whether the Fed has done enough. While many indicators of an upturn in the economy are still tentative, those that are most accurate are predicting a much stronger economy in the third and fourth quarters. These indicators include orders for non-defense capital goods, building permits, stock prices, the money supply, the shape of the yield curve, and consumer expectations. These indicators are a proxy for business and consumer demand.

Improving demand is not surprising, since both monetary and fiscal policies are turning up the heat on the economy. The real fed funds rate, the difference between the fed funds rate and inflation, is now near zero. The last time this happened was 1993. This is an extremely stimulative Fed policy. As short-term financing costs have been slashed consumer spending for big-ticket items such as cars, furniture, and appliances has been strong. Sales of these goods are also being boosted as consumers reap the savings from refinancing their mortgages earlier in the year.

As icing on the cake, tax rebate checks totaling $38 billion will soon be in the mail and tax withholding reductions begin July 1. It has been a long time since both monetary and fiscal policies have both been at full throttle.

Most commentators are focused on the fact that an economic slowdown coupled with a strong dollar will cause inflation to decelerate. This gives the Fed plenty of latitude to continue lowering the Fed Funds rate to spark the economy, according to this line of reasoning. That is most likely true in the near term, but as we look out into the future we may find inflation rather sticky around the 3.5 percent level.

First, after every episode of cyclical Fed easing since 1980, inflation began to accelerate - except one. The June 1989 to September 1992 easing was followed by a period of stable prices.

Second, two major portions of the consumer price index are rising faster than the overall rate: housing and medical care. Housing costs represent nearly 40 percent of the overall CPI. Housing costs have risen 4.6 percent over the last year primarily due to rising rents, with utility costs also having an impact. Medical care costs have also risen at a 4.6 percent annual pace over the last year. These portions of inflation along with other service sectors continue to keep inflation from decelerating.

The Fed is moving into the fine tuning stages of the easing cycle. The Fed chose to lower rates only 0.25 percent at its June meeting and the minutes from the May meeting discussed the possibility of moving to a neutral assessment of the economy. The Fed, however, is focused on improving corporate profitability and earnings reports continue to disappoint. The Fed will also be watching for more signs that the economy is stabilizing. In the months following the final Fed easing, there are typically signs that consumer spending and employment are improving. As a result the Fed is likely to cut the Fed Funds rate another 0.25 percent at the August meeting.

The average maturities of the Diversified Fund and the DGO Fund have been extended since the Fed is still in an easing cycle. This posture has allowed the Funds' yield to fall less rapidly than the Fed Funds rate.

Although the average maturity of the Funds has been extended we are cognizant that the Fed may have to reverse a portion of its rate cuts in calendar year 2002. You will recall in 1994 and 1999 the Fed raised the Fed Funds rate considerably. Therefore most of the securities in the portfolio mature within nine months.

As always, management of the DGO Fund and the Diversified Fund will focus on three fundamental investment objectives: 1) safety of invested principal, 2) maintenance of necessary liquidity, and 3) competitive rates, in that order.

IPAIT Investment Policy

SECTION 1-SCOPE OF INVESTMENT POLICY

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements. Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B and 12C.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

  The IPAIT Board of Trustees.

  All IPAIT depository institutions or fiduciaries.

  The auditor engaged to audit any fund of IPAIT.

SECTION 2-FUNDAMENTAL INVESTMENT RESTRICTIONS

  Unless otherwise specified below, none of the portfolios will:

    Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

    Invest 25 percent or more of the value of their total assets in the securities of issuers conducting their principal business activities in any one industry, including financial institutions. This restriction does not apply to securities of the U.S. government or its agencies and instrumentalities and repurchase agreements relating thereto.

    Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

    Mortgage, pledge or hypothecate their assets.
    Make short sales of securities or maintain a short position.
    Purchase any securities on margin.
    Write, purchase or sell puts, calls or combinations thereof.
    Purchase or sell real estate or real estate mortgage loans.

    Invest in restricted securities or invest more than 10 percent of the Portfolio's net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

    Underwrite the securities of other issuers.

    Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

B. Prohibited Investments

Assets of IPAIT shall not be invested in the following:

    Reverse repurchase agreements.
    Futures and options contracts.

    Any security with a remaining maturity of more than 365 days from the date of purchase not withstanding the provisions of Rule 2a-7 or any other provisions of state or federal law relating to the operation of the Trust.

C. Prohibited Investment Practices

The following investment practices are prohibited:

    Trading of securities for speculation or the realization of short-term trading gains.

    Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

    If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturing investments with or through the fiduciary or third party.

D. Management Policies and Procedures

Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants.

    Each purchase or sale of a security must be handled on a delivery-versus-payment (DVP) basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

    "Free delivery" transactions are prohibited. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

    Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of Trustees. If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

    The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

    IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

    IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average-dollar-weighted maturity of a portfolio greater than 90 days.

    IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

    IPAIT may not make loans, provided that IPAIT may make Permitted Investments.

    IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. "Majority" means the lesser of (a) 67 percent of the Trust's or a Portfolio's outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust's or a Portfolio's outstanding Trust Units.

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

SECTION 3-DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of Trustees. Certain responsibilities have been delegated to the Administrator-Adviser, the Custodian and the Bank Trust Services provider (the "Service Providers") pursuant to the Administrator-Adviser Agreement, the Custodian Agreement and the Bank Trust Services Agreement with amendments as may be adopted from time to time and the current Information Statement (the "Documents").

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within 30 days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.

SECTION 4-OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

  Safety: Safety and preservation of principal in the overall portfolio is the foremost investment objective.

  Liquidity: Maintaining the necessary liquidity to match expected liabilities is the second investment objective.

  Return: Obtaining a reasonable return is the third investment objective.

SECTION 5-PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.

SECTION 6-INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

  Obligations of the U.S. government, its agencies and instrumentalities.

  Certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12C.

  Repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through an authorized custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 7, Diversification and Investment Maturity Limitations.

SECTION 7-DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

1. No individual investment may exceed 365 days in length.

2. The maximum average maturity of all portfolio investments may not exceed 90 days.

Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.

SECTION 8-SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third-party custodian. All purchased investments shall be held pursuant to a written third-party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no "free deliveries" shall be permitted).

SECTION 9-REPORTING

The Service Providers shall submit all reports required in the Documents.

SECTION 10-INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate. Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

SECTION 11-EFFECTIVE DATE

This Investment Policy shall be effective as of May 1993.

Passed and approved this 20th day of April, 1993.

IOWA PUBLIC AGENCY INVESTMENT TRUST

Statistical Section

Growth in Fund Units

GROWTH OF PARTICIPANT ASSETS UNDER MANAGEMENT

DIVERSIFIED FUND AND

DIRECT GOVERNMENT OBLIGATION (DGO) FUND

IPAIT Annual IPAIT Annual

Date Div. Fund * Growth DGO Fund ** Growth

06/01 $ 265,090,829 22.47% $ 59,975,661 32.20%

03/01 $ 304,760,387 22.97% $ 63,510,582 16.53%

12/00 $ 238,634,980 11.98% $ 67,438,029 9.11%

09/00 $ 258,112,751 22.59% $ 71,931,497 -1.98%

06/00 $ 216,459,830 14.80% $ 45,366,390 -48.21%

03/00 $ 247,826,392 4.02% $ 54,500,390 -21.87%

12/99 $ 213,110,138 10.58% $ 61,810,064 -15.01%

09/99 $ 210,543,469 10.06% $ 73,381,984 -5.63%

06/99 $ 188,558,836 6.52% $ 87,596,381 5.71%

03/99 $ 238,242,744 24.18% $ 69,752,928 48.18%

12/98 $ 192,712,021 19.02% $ 72,730,352 39.38%

09/98 $ 191,295,081 2.07% $ 77,758,459 35.23%

06/98 $ 177,018,714 -11.07% $ 82,865,033 40.87%

03/98 $ 191,859,267 -20.16% $ 47,073,726 -5.27%

12/97 $ 161,914,498 -24.50% $ 52,182,763 -5.28%

09/97 $ 187,412,776 -9.27% $ 57,501,838 -2.32%

06/97 $ 199,049,090 3.43% $ 58,825,680 -9.94%

03/97 $ 240,303,292 6.54% $ 49,692,437 18.91%

12/96 $ 214,444,033 14.52% $ 55,091,929 21.40%

09/96 $ 206,557,219 12.61% $ 58,868,709 15.62%

06/96 $ 192,451,582 4.38% $ 65,317,885 16.48%

03/96 $ 225,543,440 14.49% $ 41,790,609 40.80%

12/95 $ 187,247,248 14.28% $ 45,378,898 61.99%

09/95 $ 183,419,433 8.79% $ 50,916,159 133.73%

06/95 $ 184,369,434 12.32% $ 56,078,373 80.01%

03/95 $ 196,998,830 7.33% $ 29,680,324 -24.24%

12/94 $ 163,844,838 -9.69% $ 28,012,748 -37.19%

09/94 $ 168,603,118 -0.03% $ 21,784,470 62.28%

06/94 $ 164,149,228 -6.59% $ 31,152,444 63.73%

03/94 $ 183,548,823 -14.30% $ 39,174,341 74.69%

12/93 $ 181,419,538 -1.02% $ 44,600,604 246.79%

09/93 $ 168,662,012 -15.21% $ 13,424,063 -8.52%

*IPAIT Div. Fund inception date 11/13/87

**IPAIT DGO Fund inception date 9/1/88

Monthly Comparative Yields

DIVERSIFIED FUND

Code Code

Div. Fund IBC U.S. Treasury Chapter 74A Chapter 74A

Date Rate (1) & Agency Index (2) 32-89 Day (3) 90-179 Day (3)

06/01 3.86 3.55 3.60 3.60

05/01 3.98 3.91 3.80 3.90

04/01 4.45 4.40 4.00 4.00

03/01 4.82 4.78 4.60 4.40

02/01 5.11 5.12 4.80 4.70

01/01 5.66 5.58 5.50 5.50

12/00 6.02 5.89 5.80 5.90

11/00 6.11 5.93 5.90 6.10

10/00 6.05 5.89 5.80 5.90

09/00 6.00 5.90 5.80 6.00

08/00 6.00 5.88 5.90 6.10

07/00 5.90 5.85 5.86 6.00

  Investment income less expenses
  IBC U.S. Government & Agencies Monthly Money Fund Report
  Iowa Code Chapter 74A minimum public fund deposit rates

Direct Government Obligation Fund

Code Code

DGO Fund IBC U.S. Treasury Chapter 74A Chapter 74A

Date Rate (1) & Repo Index (2) 32-89 Day (3) 90-179 Day (3)

06/01 3.46 3.36 3.60 3.60

05/01 3.63 3.62 3.80 3.90

04/01 4.30 4.31 4.00 4.00

03/01 4.70 4.66 4.60 4.40

02/01 4.88 4.89 4.80 4.70

01/01 5.38 5.38 5.50 5.50

12/00 5.88 5.78 5.80 5.90

11/00 5.96 5.81 5.90 6.10

10/00 5.93 5.74 5.80 5.90

09/00 5.94 5.76 5.80 6.00

08/00 5.92 5.72 5.90 6.10

07/00 5.86 5.67 5.86 6.00

  Investment income less expenses
  IBC U.S. Government & Agencies Monthly Money Fund Report
  Iowa Code Chapter 74A minimum public fund deposit rates

Annual Comparative Yields

IBC U.S. Gov. IBC U.S. Treasury

Date Div. Fund (1) & Agency Index (2) DGO Fund (1) & Repo Index (3)

2001 5.34 5.22 5.16 5.06

2000 5.13 4.98 4.98 4.78

1999 4.61 4.47 4.43 4.35

1998 5.10 4.90 4.98 4.85

1997 4.92 4.72 4.84 4.68

  Investment income less expenses
  IBC U.S. Government & Agencies Money Fund Report
  IBC U.S. Treasury and Repo Money Fund Report

Annual Net Investment Income

Date Diversified Fund (1) DGO Fund (1)

2001 $ 13,455,641 $ 3,216,209

2000 11,001,463 3,199,662

1999 8,975,481 3,374,792

1998 9,260,578 2,723,297

1997 10,527,618 2,709,406

(1) Investment income less expenses

Glossary of InvestmentTerms

Accrued interest - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

Administrator - entity that carries out IPAIT policies and provides participant recordkeeping services.

Amortized Cost - method of accounting that gradually reduces a security's discount or premium on a straight-line basis.

Assets - items in financial statement with current market value owned by IPAIT.

Certificate of Deposit - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

Collateral - U.S. government or agency securities pledged to IPAIT until investment is repaid. For instance, the security for a collateralized certificate of deposit issued by an Iowa financial institution.

Compound Rate - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

Custodian - bank that maintains custody of all IPAIT assets.

Discount - the dollar amount by which the par value of a bond exceeds its market price.

Diversified - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

IBC - monthly and quarterly publications of IBC Financial Data, Inc. illustrating money fund expense and performance data.

Investment Adviser - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

Iowa Code Chapter 74A Rates - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

Liabilities - claims on the assets of IPAIT.

Market Value - the current price or value of a security.

Net Investment Income - income from IPAIT investments distributed to participants after payment of program operating expenses.

Nominal Rate - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

Par Value - value of IPAIT investments at maturity.

Portfolio - all investments owned by IPAIT.

Premium - the dollar amount by which the market price of a bond exceeds its par value.

Redemptions - withdrawal of funds by participants from IPAIT.

Repurchase Agreement - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

Straight-Line - conservative accounting procedure to reduce a security's premium or discount in equal daily increments over its remaining period to maturity.

U.S. Government Agencies - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. Government Securities - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

Yield Curve - graph plotting yields of securities of similar quality on vertical axis and maturities ranging from shortest to longest on horizontal axis.

IOWA PUBLIC AGENCY INVESTMENT TRUST

666 Walnut, P.O. Box 837

Des Moines, IA 50304-0837

(800) 872-4024 or (515) 245-3245

www.ipait.org